SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Ifrs Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash working capital items included in E&E assets were as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Accounts payable and accrued liabilities	$(532,752)	$(37,130)	$—
Share-based compensation	68,062	26,173	—
Common shares issued	—	—	11,702
	$(464,690)	$(10,957)	$11,702